WARRANTS AND DERIVATIVE WARRANT LIABILITY (Details 2)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Share Based Payment Award Warrants Valuation Assumptions [Line Items]
Volatility		60.30%
Expected term (years)		4 years 8 months 12 days
Risk-free interest rate		0.70%
Dividend yield	0.00%